Long-Term Debt - Schedule of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total Long-Term Debt	$ 1,167	$ 1,164
Capital Lease Obligations
Debt Instrument [Line Items]
Current portion of capital lease obligations	(3)
CVR Partners
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	(18)	(22)
Total Long-Term Debt	629	625
CVR Partners | Senior Notes | 9.25% Senior Secured Notes due June 2023
Debt Instrument [Line Items]
Total long-term debt, before debt issuance costs, discount and current portion of capital lease obligations	$ 645	645
Stated interest rate	9.25%
Unamortized debt discount	$ 16
Debt issuance costs	9
CVR Partners | Senior Notes | 6.50% Senior Notes due April 2021
Debt Instrument [Line Items]
Total long-term debt, before debt issuance costs, discount and current portion of capital lease obligations	$ 2	2
Stated interest rate	6.50%
CVR Refining
Debt Instrument [Line Items]
Unamortized discount and debt issuance costs	$ (3)	(4)
Current portion of capital lease obligations	(3)	(2)
Total Long-Term Debt	538	539
CVR Refining | Senior Notes | 6.50% Senior Notes due November 2022
Debt Instrument [Line Items]
Total long-term debt, before debt issuance costs, discount and current portion of capital lease obligations	$ 500	500
Stated interest rate	6.50%
Debt issuance costs	$ 9
CVR Refining | Capital Lease Obligations
Debt Instrument [Line Items]
Total long-term debt, before debt issuance costs, discount and current portion of capital lease obligations	$ 44	$ 45